UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     7812 McEwen Road, Suite 400, Dayton, Ohio  45459
     ------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 7812 McEwen Road, Suite 400, Dayton, Ohio  45459
     --------------------------------------------------------------------
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2013
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.









ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
MARCH 31, 2013
(UNAUDITED)




                                       PERCENT
                                        OF NET       NUMBER OF
SECURITY                                ASSETS        SHARES        VALUE
-----------------------------------    --------      ---------    ----------
-----------------------------------

COMMON STOCKS AND EXCHANGE
   TRADED FUNDS

Consumer Discretionary:                   16.9%
 Comcast Corp.                                           9,000    $  377,820
 Costco Wholesale Corp.                                  3,000       318,330
 Home Depot Inc.                                         3,000       209,340
 International Game Technology                           6,000        99,000
 Krispy Kreme Doughnuts Inc. 1                           4,000        57,760
 Lumber Liquidators Holdings Inc. 1                      5,000       351,100
 Mohawk Industries Inc. 1                                1,500       169,680
 Ryland Group Inc.                                       6,000       249,720
 Starbucks Corp.                                         5,000       284,750
 Toyota Motor Corp. 1,6                                  2,000       205,280
 Walt Disney Co.                                         2,000       113,600

                                                                   2,436,380


Consumer Staples:                          2.6
 CVS/Caremark Corp.                                      5,000       274,950
 The J.M. Smucker Company                                1,000        99,160

                                                                     374,110


Energy:                                    6.0
 Eagleford Energy Inc. 1,5                             250,000        22,500
 Oceaneering International Inc.                          3,000       199,230
 SPDR Energy Select Sector 2                             8,000       634,480

                                                                     856,210


Financial Services:                       10.6
 Citigroup Inc.                                          7,000       309,680
 EverBank Financial Corp.                               16,000       246,400
 Goldman Sachs Group Inc.                                1,500       220,725
 M&T Bank Corp.                                          2,000       206,320
 Newcastle Investment Corp.                             12,000       134,040
 TCF Financial Corp.                                    10,000       149,600
 Wells Fargo & Company                                   4,000       147,960
 WisdomTree Investments Inc. 1                          10,000       104,000

                                                                   1,518,725


Healthcare:                               16.8
 Abbott Labs                                             7,000       247,240
 Amgen Inc.                                              3,000       307,530

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2013
(UNAUDITED)



                                             PERCENT
                                              OF NET       NUMBER OF
SECURITY                                      ASSETS        SHARES        VALUE
-----------------------------------------    --------      ---------    ----------
-----------------------------------------

Healthcare (continued):
 Biogen Idec Inc. 1                                            3,000    $  577,854
 Celgene Corp. 1                                               5,000       579,550
 Cerner Corp. 1                                                2,000       189,480
 Team Health Holdings Inc. 1                                   8,000       291,040
 Valeant Pharmaceuticals Int'l Inc. 1                          3,000       225,060

                                                                         2,417,754


Industrials:                                     4.9%
 Honeywell International Inc.                                  3,000       226,050
 Proto Labs Inc. 1                                             3,000       147,300
 Sionix Corp. 1                                            1,666,673        45,000
 Spirit Airlines Inc. 1                                        4,000       101,440
 Trinity Industries Inc.                                       4,000       181,320

                                                                           701,110


Information Technology:                         13.7
 CommVault Systems Inc. 1                                      5,000       410,000
 International Business Machines Corp.                         1,000       213,300
 LinkedIn Corp. 1                                              1,000       176,060
 Mastercard Inc.                                                 300       162,339
 PowerShares QQQ Trust 2                                       7,000       482,790
 Rackwise Inc. 1                                             300,000         9,300
 Rackwise Inc. 1,5                                           250,000         7,750
 Visa Inc.                                                     3,000       509,520

                                                                         1,971,059


Materials:                                       8.5
 Eagle Materials Inc.                                          2,000       133,260
 Ecolab Inc.                                                   4,000       320,720
 Oasis Petroleum Inc. 1                                        4,000       152,280
 Sherwin Williams Company                                      2,000       337,780
 Union Pacific Corp.                                           2,000       284,820

                                                                         1,228,860


Diversified Indexed Trusts:                      9.2
 S&P 500 SPDR Trust 2                                          2,000       313,340
 iShares MSCI Japan Index 2                                   14,000       151,200
 iShares MSCI Mexico Invest. Mkt. Index 2                      4,000       298,360
 iShares S&P 100 Index 2                                       8,000       563,440

                                                                         1,326,340

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Continued)
MARCH 31, 2013
(UNAUDITED)



                                                  PERCENT
                                                   OF NET       NUMBER OF
SECURITY                                           ASSETS        SHARES         VALUE
----------------------------------------------    --------      ---------    ------------
----------------------------------------------

TOTAL COMMON STOCKS AND
   EXCHANGE TRADED FUNDS
 (Cost $10,780,347)                                  89.2%                   $12,830,548


WARRANTS                                              0.0
 Eagleford Energy Inc. Warrants 1,3,4,5                           125,000              0
 5-10-2015 (Cost $0)
 Sionix Corporation Warrants 1,3,4                                416,666              0
 8-30-2015 (Cost $0)
 Sionix Corporation Warrants 1,3,4                                208,335              0
 10-13-2015 (Cost $0)
 Sionix Corporation Warrants 1,3,4                                208,335              0
 4-5-2016 (Cost $0)
 Rackwise Inc. Warrants 1,3,4                                     300,000              0
 11-18-2016 (Cost $0)
 Rackwise Inc. Warrants 1,3,4,5                                   250,000              0
 12-11-2017 (Cost $0)


TOTAL WARRANTS
 (Cost $0)                                                                             0


CONVERTIBLE PREFERRED STOCK
TRUST                                                 0.8
 ACP HyperActive Technologies Trust 1,3,4
            Consists of HyperActive
            Technologies Inc. Preferred Stock                     125,000        112,730
            (Cost $125,000)


MUTUAL FUNDS                                         12.3
 First American Treasury Oblig. Fund                            1,772,692      1,772,692
            (Cost $1,772,692)


TOTAL INVESTMENTS
 (Cost $12,678,039) 7                               102.3                     14,715,970


ASSETS LESS OTHER LIABILITIES                        (2.3)                      (329,152)

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS (Concluded)
MARCH 31, 2013
(UNAUDITED)



              PERCENT
               OF NET       NUMBER OF
SECURITY       ASSETS       SHARES/PAR       VALUE
----------    --------      ----------    -----------
----------

NET ASSETS      100.0%                    $14,386,818




































1   Non-income producing security.
2   Exchange Traded Funds, or baskets of stocks giving exposure to certain industry, style & country segments.
3 Security has been deemed illiquid. At March 31, 2013, the aggregate value of illiquid securities was $112,730, which is 0.8% of the Fund's net assets.
4  Security valued according to "good faith pricing" guidelines.  (See Note A)
5 Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2013, the aggregate amount of Rule 144A securities was $30,250, which is 0.2% of the Fund's net assets.
6 ADR - American Depositary Receipt
7 Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation.

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2013
(UNAUDITED)

A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the quarter ended March 31, 2013, aggregated $9,311,897 and $8,827,599, respectively.

At March 31, 2013, gross unrealized appreciation on investments was $2,263,906 and gross unrealized depreciation on investments was $225,975 for a net unrealized appreciation of $2,037,931 for financial reporting and federal income tax purposes.

B.  FAIR  VALUE  MEASUREMENTS

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the Fund's current fiscal period.

Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level  1  -  quoted  prices  in  active  markets  for  identical  securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Observable inputs may also include benchmark yields, reported trades, broker quotes, benchmark securities and bid/offer quotations.

Level 3 - significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value.

There  were  no  transfers  in  and  out  of  Levels  1,  2  and  3.

The unobservable inputs used in the fair value measurement of the Fund's Level 3 private equity securities (Convertible Preferred Stock Trust) include valuations used for new rounds of financing, performance results as compared to targets set by the issuers and valuations provided by the general partner of the limited partnership.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's securities as of March 31, 2013.

March 31, 2013
(UNAUDITED)




                                         Level 1   Level 2   Level 3    Total
Security Type                            Investments in Securities ($000)
Common Stocks and Exchange Traded Funds  $12,830  $      -  $      -  $12,830
Warrants                                       -         -         -        0
Convertible Preferred Stock Trust              -         -       113      113
Mutual Funds                               1,773         -         -    1,773
Total                                    $14,603  $      0  $    113  $14,716
                                         -------  --------  --------  -------




                                                                          Measurements
                                                                Using Unobservable Inputs ($000)
                                                                            (Level 3)

                                                                           Securities
--------------------------------------------------------------

Beginning Balance 12-31-2012                                    $                            110

Total gains (realized/unrealized) included in earnings                                         3

Purchases                                                                                      0

Sales                                                                                          0

Issuances                                                                                      0

Settlements                                                                                    0

Transfers in to Level 3                                                                        0

Transfers out of Level 3                                                                       0

Ending Balance 3-31-2013                                        $                            113


The amount of total gains or losses for the period included in earnings (or changes in net assets) attributable to the
change in unrealized gains or losses relating to assets still held at the reporting date
                                                                $                              3
                                                                =================================

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of April 19, 2013 the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
April 22, 2013               /s/________________________________________________
--------------
Date                         Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
April 22, 2013               /s/________________________________________________
--------------
Date                         James M. Johnson, President

By:
April 22, 2013               /s/________________________________________________
--------------
Date                         Kathleen Carlson, Treasurer